Investment Strategy - Global X Funds - Global X Robotics & Artificial Intelligence ETF	Apr. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	1. The second through the sixth paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” are hereby deleted in their entirety and replaced with the following:
Strategy Narrative [Text Block]
The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets and China that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robotics and automation, non-industrial robots, humanoid technology, artificial intelligence and unmanned vehicles (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, LLC, the provider of the Underlying Index ("Index Provider").

The eligible universe of the Underlying Index includes among the most liquid and investable companies in accordance with the standard market capitalization and liquidity criteria, as defined by the Index Provider. As of January 31, 2026, companies must have a minimum market capitalization of $300 million and a minimum average daily turnover for the last 6 months (or since the IPO launch date for Significant IPOs as defined by the Index Provider or 3 months, in the case of other IPOs) greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of January 31, 2026, components from the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States. The Fund may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges. In addition, ADRs and GDRs of companies incorporated or with primary listing in China are eligible for inclusion. Investments in ADRs and GDRs based on the securities in the Underlying Index are considered investments in securities of the Underlying Index for purposes of the Fund’s 80% investment policy.

From the eligible universe, the Index Provider identifies Robotics & Artificial Intelligence Companies by applying a proprietary analysis that consists of two primary components: theme identification and company analysis. As part of the first step of the process, theme identification, the Index Provider analyzes industry reports, investment research and consumer data related to the robotics and artificial intelligence industry in order to establish the themes that are expected to provide the most exposure to the growth of the robotics and artificial intelligence industry. As of January 31, 2026, the Index Provider has identified the following five robotics and artificial intelligence themes: (1) Industrial Robotics and Automation, (2) Unmanned Vehicles and Drones, (3) Non-Industrial Robotics, (4) Humanoid Technology and (5) Artificial Intelligence (collectively, "Robotics & Artificial Intelligence Themes").

In the second step of the process, company analysis, companies are analyzed based on two primary criteria: revenue exposure and primary business operations. “Robotics & Artificial Intelligence Companies” are those companies identified by the Index Provider that derive at least 50% of their revenues from the eligible robotics and artificial intelligence sub-themes or have stated their primary business to be in products and services focused on these segments. In addition, companies identified by the Index Provider as deriving less than 50% of revenue from the eligible robotics and artificial intelligence themes but are recognized as significant contributors to the space ("Diversified Robotics & Artificial Intelligence Companies"), as well as companies identified by the Index Provider as having primary business operations in the business activities described above but that do not currently generate revenues (“Pre-Revenue Robotics & Artificial Intelligence Companies”), are eligible for inclusion in the Underlying Index. A maximum of 10 Diversified Robotics & Artificial Intelligence Companies may be included in the Underlying Index at any time.
The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced semi-annually. At the semi-annual rebalance, a capping methodology is applied to reduce concentration in individual securities and increase diversification of the Underlying Index. During each rebalance, Diversified Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 2% and an aggregate cap of 10%, Chinese companies are subject to an individual weight cap of 8% and an aggregate cap of 10%, and Robotics & Artificial Intelligence Companies and Pre-Revenue Robotics & Artificial Intelligence Companies are subject to an individual weight cap of 8%. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials and information technology companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.